Leases - Lease Deposits and Rents Received from NRI (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Leases
Lease deposits
Rental income			¥ 4,272